Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 14,461		$ 16,410	$ 10,008		$ 5,389	$ 36,096
Accounts receivable, net of allowance for doubtful accounts of $185 and $260 at September 30, 2019 and December 31, 2018, respectively	1,301		1,154			1,127
Inventories	4,112		3,422			4,295
Prepaid expenses and other current assets	489		635			640
Total current assets	20,363		21,621			11,451
Property and equipment, net	1,873		2,078			2,950
Other assets	579					687
Total assets	28,007		23,699			15,088
Current liabilities:
Accounts payable	919		1,148			1,273
Accrued compensation	1,189		1,197			863
Series A Preferred stock dividends payable	2,685		2,918
Accrued expenses and other current liabilities	681		1,449			3,597
Borrowings	8,578		7,486			44,744
Total current liabilities	14,907		14,198			50,477
Other long-term liabilities	9		41			301
Total liabilities	19,253		14,239			50,778
Commitments and contingencies (Note 6)
Stockholders’ equity:
Convertible preferred stock issuable in series, par value of $0.001 Shares authorized: 5,000,000 at June 30, 2019 and December 31, 2018 Shares issued and outstanding: 44,923 and 45,671 at June 30, 2019 and December 31, 2018, respectively; aggregate liquidation preference of $46,535 and $44,718 at June 30, 2019 and December 31, 2018, respectively
Common stock, par value of $0.001; Shares authorized: 100,000,000 at September 30, 2019 and December 31, 2018; Shares issued and outstanding: 10,342,179 and 3,492,200 at September 30, 2019 and December 31, 2018, respectively	10		3			1
Additional paid-in capital	351,958		338,342			265,636
Accumulated deficit	(343,214)		(328,885)			(301,327)
Total stockholders’ equity (deficit)	8,754	$ 9,920	9,460	$ 4,162	$ 6,592	(35,690)	$ 4,241
Total liabilities and stockholders’ equity (deficit)	$ 28,007		$ 23,699			$ 15,088